Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	GreenGrowthCPAs
Auditor Firm ID	6580
Auditor Location	Los Angeles, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Akanda Corp. (the “Company”), as of December 31, 2025 and 2024, the related consolidated statements of comprehensive loss, changes in shareholders’ equity (deficit) and cash flows for the years then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for the years then ended, in conformity with the International Financial Reporting Standards as issued by the International Accounting Standards Board.